Stockholders' Equity (Restricted Stock or Restricted Units Awards) (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2024	Apr. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Grant Date Fair Value
Number of positions eliminated period percent	81.00%	81.00%
Restricted stock award
Restricted stock and RSU rollforward
Nonvested, Number, Beginning Balance			1,285	675	369
Granted				720	475
Vested			(90)	(110)	(169)
Nonvested, Number, Ending Balance			1,195	1,285	675
Weighted Average Grant Date Fair Value
Nonvested, Beginning Balance			$ 577.5	$ 1,107.83	$ 3,034.04
Granted				345	523.5
Vested			2,722.5	2,310	3,671.23
Nonvested, Ending Balance			$ 415.95	$ 577.5	$ 1,107.83
Unrecognized share-based compensation			$ 200,000	$ 400,000
Unrecognized compensation recognition period				2 years 1 month 6 days
Weighted average vesting period (in years)			1 year 3 months 18 days
Restricted stock units
Restricted stock and RSU rollforward
Nonvested, Number, Beginning Balance			1,911	3,303	3,108
Granted				577	1,943
Forfeited			(1,313)	(1,027)	(689)
Vested			(365)	(942)	(1,059)
Nonvested, Number, Ending Balance			233	1,911	3,303
Weighted Average Grant Date Fair Value
Nonvested, Beginning Balance			$ 948.25	$ 1,391.48	$ 2,311
Granted				256.51	565.63
Forfeited			912.15	1,374.25	1,906.78
Vested			1,205.2	1,614.25	2,239.62
Nonvested, Ending Balance			$ 749.14	$ 948.25	$ 1,391.48
Unrecognized share-based compensation			$ 38,000	$ 500,000
Unrecognized compensation recognition period				2 years 1 month 6 days
Weighted average vesting period (in years)			1 year 9 months 18 days